Related Party Transactions - Successful Acquisition of 50% Interest in Exmar - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2014
Related Party Transaction [Line Items]
Equity method investment ownership percentage		100.00%
Teekay Corporation [Member] | Exmar LPG BVBA [Member]
Related Party Transaction [Line Items]
One-time fee to Teekay Corporation for its support in Partnership's successful acquisition	$ 2.7
Equity method investment ownership percentage	50.00%